Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities at December 31, 2014 and March 31, 2015, consisted of the following:

	December 31, 2014	March 31, 2015
Accrued media costs	$41,436	$30,174
Sales commissions	2,826	1,795
Payroll and related expenses	3,757	3,147
Other accrued expenses	2,419	3,651

	$50,438	$38,767

Accrued liabilities at December 31, 2013 and 2014, consisted of the following:

	December 31,
	2013	2014
Accrued media costs	$28,603	$41,436
Sales commissions	1,296	2,826
Payroll and related expenses	1,750	3,757
Other accrued expenses	1,321	679
Customer rebates	1,444	1,740

	$34,414	$50,438